Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2025-2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-28-2025	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		12/18/2025
2	Payment Date		12/22/2025
3	Collection Period	10/1/2025	11/28/2025	59
4	Monthly Interest Period - Actual/360	11/25/2025	12/21/2025	27
5	Monthly Interest - 30/360	11/25/2025	12/19/2025	25
6	SOFR Adjustment Date		11/21/2025

B.	SUMMARY
			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
7	Class A-1 Notes		205,600,000.00	205,600,000.00	64,146,147.36	141,453,852.64	0.6880051
8	Class A-2-A Notes		230,870,000.00	230,870,000.00	-	230,870,000.00	1.0000000
9	Class A-2-B Notes		129,665,000.00	129,665,000.00	-	129,665,000.00	1.0000000
10	Class A-3 Notes		360,535,000.00	360,535,000.00	-	360,535,000.00	1.0000000
11	Class A-4 Notes		73,330,000.00	73,330,000.00	-	73,330,000.00	1.0000000
12	Total Securities		$1,000,000,000.00	$1,000,000,000.00	$64,146,147.36	$935,853,852.64

13	Overcollateralization		41,674,150.83	41,674,150.83		49,479,522.16
14	Adjusted Pool Balance		$1,041,674,150.83	$1,041,674,150.83	$64,146,147.36	$985,333,374.80
15	YSOC		99,644,882.93	99,644,882.93		92,757,719.10
16	Net Pool Balance		$1,141,319,033.76	$1,141,319,033.76	$64,146,147.36	$1,078,091,093.90

				Interest	Per $1000	Principal& Interest	Per $1000
		Coupon Rate	SOFR Rate	Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	4.03000%	N/A	621,426.00	3.0225000	64,767,573.36	315.0173802
18	Class A-2-A Notes	4.00000%	N/A	641,305.56	2.7777778	641,305.56	2.7777778
19	Class A-2-B Notes	4.44180%	4.07180%	431,959.50	3.3313500	431,959.50	3.3313500
20	Class A-3 Notes	3.92000%	N/A	981,456.39	2.7222222	981,456.39	2.7222222
21	Class A-4 Notes	4.05000%	N/A	206,240.63	2.8125001	206,240.63	2.8125001
22	Total Securities			2,882,388.08		67,028,535.44

C.	COLLECTIONS AND AVAILABLE FUNDS
23	Scheduled Principal Payments Received	37,924,015.41
24	Scheduled Interest Payments Received	8,998,843.43
25	Prepayments of Principal Received	23,197,662.24
26	Liquidation Proceeds	1,362,385.91
27	Recoveries Received	71,505.73
28	Other Payments Received to Reduce Principal
29	Subtotal: Total Collections	71,554,412.72
30	Repurchased Receivables	-
31	Reserve Account Excess Amount (Item 97)	1,663.76
32	Total Available Funds, prior to Servicer Advances	71,556,076.48
33	Servicer Advance (Item 80)	-
34	Total Available Funds + Servicer Advance	71,556,076.48
35	Reserve Account Draw Amount (Item 83)	-
36	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	71,556,076.48

D.	DISTRIBUTIONS
	Distribution Summary:
37	Prior Advance Reimbursement (Item 86)	-
38	Servicing Fees (Item 45)	1,902,198.39
39	Class A Noteholder Interest (Item 56)	2,882,388.08
40	Principal Distribution Amount (Item 84)	64,146,147.36
41	Amount Paid to Reserve Account to Reach Specified Balance	-
42	Other Amounts Paid to Trustees	-
43	Certificateholders Principal Distribution Amount	-
44	Remaining Funds to Seller	2,625,342.65

	Distribution Detail:	Due	Shortfall	Paid
45	Servicing Fees	1,902,198.39	-	1,902,198.39

	Pro rata:
46	Class A-1 Interest	621,426.00	-	621,426.00
47	Class A-2-A Interest	641,305.56	-	641,305.56
48	Class A-2-B Interest	431,959.50		431,959.50
49	Class A-3 Interest	981,456.39	-	981,456.39
50	Class A-4 Interest	206,240.63	-	206,240.63
51	Class A-1 Interest Carryover Shortfall	-	-	-
52	Class A-2-A Interest Carryover Shortfall	-	-	-
53	Class A-2-B Interest Carryover Shortfall	-	-	-
54	Class A-3 Interest Carryover Shortfall	-	-	-
55	Class A-4 Interest Carryover Shortfall	-	-	-
56	Class A Noteholder Interest	2,882,388.08	-	2,882,388.08

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
57	Beginning Adjusted Pool Balance		1,041,674,150.83
58	Beginning Overcollateralization		(41,674,150.83)
59	Note Balance on the payment date before giving effect to Payment on that date		1,000,000,000.00
60	Beginning Net Pool Balance	1,141,319,033.76
61	Receipts of Scheduled Principal	(37,924,015.41)
62	Receipts of Prepaid Principal	(23,197,662.24)
63	Liquidation Proceeds	(1,362,385.91)
64	Other Collections of Principal	-
65	Principal Amount of Repurchases	-
66	Principal Amount of Defaulted Receivables	(743,876.30)
67	Ending Net Pool Balance	1,078,091,093.90
68	Yield Supplement Overcollateralization Amount	92,757,719.10
69	Adjusted Pool Balance	985,333,374.80
70	Less: Adjusted Pool Balance - End of Collection Period		985,333,374.80
71	Target Overcollateralization		(49,479,522.16)
72	Calculated Principal Distribution Amount		64,146,147.36

	Calculation of Servicer Advance:
73	Available Funds, prior to Servicer Advances (Item 32)	71,556,076.48
74	Less: Prior Advance Reimbursement (Item 37)	-
75	Less: Servicing Fees Paid (Item 38)	1,902,198.39
76	Less: Interest Paid to Noteholders (Item 39)	2,882,388.08
77	Less: Calculated Principal Distribution (Item 72)	64,146,147.36
78	Equals: Remaining Available Funds before Servicer Advance	2,625,342.65
79	Monthly Loan Payments Due on Included Units but not received (N/A if Item 78> 0)	N/A
80	Servicer Advance (If Item 78 < 0, lesser of Item 78 and Item 79, else 0)	-

	Calculation of Reserve Account Draw Amount:
81	Remaining Available Funds, before Reserve Account Draw (Item 78 plus Item 80)	2,625,342.65
82	Available Funds Shortfall Amount (If Item 81 < 0, Item 81, else 0)	-
83	Reserve Account Draw Amount (If Item 82 is > 0, Lesser of Reserve Acct Balance and Item 82)	-

84	Principal Distribution Amount (Item 72 - Available Funds Shortfall + Reserve Account Draw Amt)	64,146,147.36

	Reconciliation of Servicer Advance:
85	Beginning Balance of Servicer Advance	-
86	Less: Prior Advance Reimbursement	-
87	Plus: Additional Servicer Advances for Current Period	-
88	Ending Balance of Servicer Advance	-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
89	Specified Reserve Account Balance (Lesser of (a) $2,604,185.38, and (b) the aggregate note balance)	2,604,185.38
90	Initial Reserve Account Balance	2,604,185.38
91	Beginning Reserve Account Balance	2,604,185.38
92	Plus: Net Investment Income for the Collection Period	1,663.76
93	Subtotal: Reserve Fund Available for Distribution	2,605,849.14
94	Plus: Deposit of Excess Available Funds (Item 41)	-
95	Less: Reserve Account Draw Amount (Item 83)	-
96	Subtotal Reserve Account Balance	2,605,849.14
97	Less: Reserve Account Excess Amount to Available Funds (If Item 96 > Item 89)	1,663.76
98	Equals: Ending Reserve Account Balance	2,604,185.38

99	Change in Reserve Account Balance from Immediately Preceding Payment Date	-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior	Current Period
100	Net Pool Balance	1,141,319,034	1,141,319,034	1,078,091,094
101	Number of Current Contracts	37,329	37,329	36,536
102	Weighted Average Loan Rate	5.03%	5.03%	5.02%
103	Average Remaining Term	53.6	53.6	51.8
104	Average Original Term	65.3	65.3	65.4
105	Monthly Prepayment Rate - October Collections			1.07%
106	Monthly Prepayment Rate - November Collections			0.93%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
107	Aggregate Outstanding Principal Balance of Charged Off Receivables		57	2,106,262.21
108	Liquidation Proceeds on Related Vehicles			1,362,385.91
109	Recoveries Received on Receivables Previously Charged Off			71,505.73
110	Net Principal Losses for Current Collection Period		57	672,370.57

111	Beginning Net Principal Losses		-	-
112	Net Principal Losses for Current Collection Period		57	672,370.57
113	Cumulative Net Principal Losses		57	672,370.57
114	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,141,319,033.76)			0.06%
				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
115	Current	99.20%	36,286	1,069,517,504.78
116	30 - 59 Days Delinquent	0.67%	208	7,203,164.11
117	60 - 89 Days Delinquent	0.13%	42	1,370,425.01
118	90 - 120 Days Delinquent1	0.00%	-	-
119	Total	100.00%	36,536	1,078,091,093.90

	DELINQUENCY AND NET LOSS RATIOS
	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period	Percentage
120	Current Period	0.06%
121	Prior Period	N/A
122	Two Periods Prior	N/A
123	Three Periods Prior	N/A
124	Four Period Average (Current and Three Prior Collection Periods)	0.06%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period	Percentage
125	Current Period	0.13%
126	Prior Period	N/A
127	Two Periods Prior	N/A
128	Three Periods Prior	N/A
129	Four Period Average (Current and Three Prior Collection Periods)	0.13%

130	Delinquency Trigger	3.22%
131	Delinquency Percentage (60-Day Delinquent Receivables)	0.13%
132	Delinquency Trigger occurred in this collection Period?	No

Amendment to the Defitinition of "Principal Distribution Amount"

The definition of "Principal Distribution Amount" contained in the Sale and Servicing Agreement, dated as of November 25, 2025, will be amended to the below definition to be consistent with the waterfall modeled for the VALET 2025-2 transaction. The Principal Distribution Amount to be paid to the Noteholders on the first Payment Date occurring on December 22, 2025 was calculated in accordance with the below definition.

“Principal Distribution Amount” will mean, for any Payment Date, an amount equal to the excess, if any, of (a) the Note Balance of the Notes as of such Payment Date (before giving effect to any principal payments made on the Notes on such Payment Date), over (b) the Adjusted Pool Balance as of the last day of the related Collection Period minus the Target Overcollateralization Amount, together with any portion of the Principal Distribution Amount that was to be distributed as such on any prior Payment Date but was not so distributed because sufficient funds were not available to make such distribution; provided, that if the Servicer specifies in the related Servicer’s Certificate that amounts on deposit in the Reserve Account will be included in the Reserve Account Draw Amount on any Payment Date in accordance with the provisions set forth in the second sentence of the definition of Reserve Account Draw Amount, then, the Principal Distribution Amount for such Payment Date will mean an amount equal to the aggregate unpaid Note Balance of all of the outstanding classes of Notes; provided, further, that the Principal Distribution Amount on and after the Final Scheduled Payment Date of any Class of Notes shall not be less than the amount that is necessary to reduce the aggregate outstanding principal amount of that Class of Notes to zero.

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month

Credit Risk Retention Information (To appear on the first servicing certificate after closing)
None in the current month